Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Salary and welfare payables	122,815	137,842
Refund liability(1)	143,744	112,342
Accrued marketing expenses	41,729	40,934
Other tax liabilities(2)	26,969	36,739
Advanced deposits(3)	30,690	28,822
Accrued service fees(4)	15,888	11,188
Payables to educational institutions(5)	10,686	10,683
Payables for leasehold improvement and intangible assets	1,108	796
Other payables	16,062	25,519
	409,691	404,865

(1)
Refund liability represented the tutoring fee collected by the Group which the Group estimates it will refund back to its customers as a result of its refund policy.
(2)
The balance represented accrued income tax payable and other tax liabilities in accordance with local tax laws.
(3)
Advanced deposits primarily included down payments paid by prospective customers before contracts signing.
(4)
The balance represented accrued expenses for outsourced service providers and other professional services.
(5)
The balance represented tuition fees collected from the students for their registrations with educational institutions.